LONG-TERM INVESTMENTS - Available-for-sale investments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016
Available-for-sale investments
Available-for-sale investments		$ 6,801	$ 7,083
Shanghai Shenmin Medical Technology Company Limited
Available-for-sale investments
Percentage of equity interest acquired	20.00%
Cash consideration to acquire available-for-sale security	$ 1,897
Change in fair value		0
Unrecognized loss recognized		0	0
HDF
Available-for-sale investments
Percentage of equity interest acquired	1.00%
Cash consideration to acquire available-for-sale security	$ 5,000
Unrecognized gain recognized			$ 186
Unrecognized loss recognized		$ 161